Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 MXN ($) $ / $	Oct. 01, 2024 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	73.00%	80.00%
Percentage of costs and expenses denominated in US dollars	35.00%	40.00%
Foreign exchange rate | $ / $	20.5103	16.8935	18.3477
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	3.00%	12.00%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	3.00%	12.00%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 40,494	$ 23,356
Liabilities	(54,673)	(25,129)
Total assets (liabilities)	(14,179)	(1,773)
3% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	1,124
Liabilities	(1,517)
Total assets (liabilities)	(393)
3% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(1,124)
Liabilities	1,517
Total assets (liabilities)	$ 393
12% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		47,348
Liabilities		(50,943)
Total assets (liabilities)		(3,595)
12% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(47,348)
Liabilities		50,943
Total assets (liabilities)		$ 3,595